INVESTMENTS IN NON-CONSOLIDATED COMPANIES INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Assets [abstract]
Non-current assets	$ 7,727,283		$ 5,622,556
Current assets	4,395,283		2,700,314
Other current investments	132,736		144,853
Cash and cash equivalents	337,779	[1]	183,463	[1]	$ 151,491	[1]	$ 213,303
Total Assets	12,122,566		8,322,870
LIABILITIES
Non-current liabilities	3,442,521		1,324,785
Non-current borrowings	1,716,337		396,742
Current liabilities	2,827,274		1,831,492
Current borrowings	1,505,570		821,893
Liabilities	6,269,795		3,156,277
Non-controlling interest	842,347		775,295
Total Equity	5,852,771		5,166,593		$ 4,802,997		$ 5,634,703
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Assets [abstract]
Non-current assets	5,662,000		6,086,000
Current assets	1,494,000		1,277,000
Other current investments	164,000		472,000
Cash and cash equivalents	535,000		221,000
Total Assets	7,855,000		8,056,000
LIABILITIES
Non-current liabilities	637,000		753,000
Non-current borrowings	1,707,000		2,104,000
Current liabilities	622,000		517,000
Current borrowings	299,000		21,000
Liabilities	3,265,000		3,395,000
Non-controlling interest	426,000		508,000
Total Equity	$ 4,164,086		$ 4,153,000

[1]	It includes restricted cash of USD 50, USD 83 and USD 88 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Company had other investments with a maturity of more than three months for USD 135,864, USD 150,851 and USD 237,191 as of December 31, 2017, 2016 and 2015, respectively.